Accrued Liabilities	9 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Accrued Liabilities

4. Accrued Liabilities

	September 30, 2014	December 31, 2013
Accrued compensation	$2,111,858	$2,205,612
Accrued sub-contracts	309,570	297,510
Accrued professional fees	20,885	279,991
Accrued income tax	162,105	13,143
Deferred rent	72,477	102,569
Royalties	344,383	291,442
Warranty reserve	61,850	56,700
Claims reserve	—	92,167
Accrued liabilities—other	375,328	207,451

Total Accrued Liabilities	$3,458,456	$3,546,585